Equipment, Net (Details Narrative) - Boost Run Holdings LLC [Member] - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Restructuring Cost and Reserve [Line Items]
Depreciation expense	$ 1,794	$ 1,484	$ 2,059	$ 331
Disposal of long lived assets			$ 258	$ 0